Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Bank deposits with original maturity within three months	¥ 8,959	¥ 3,470
Cash at banks and on hand	166,974	53,832
Cash and cash equivalents	¥ 175,933	¥ 57,302	¥ 120,636	¥ 90,413